222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO — NEW YORK — WASHINGTON, D.C. LONDON — SAN FRANCISCO — LOS ANGELES
MICHAEL J. MURPHY ATTORNEY AT LAW mmurphy@vedderprice.com
May 16, 2014

VIA EDGAR Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re: Nuveen Minnesota Municipal Income Fund (the “Registrant”); File No. 811-22967

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the merger of each of Minnesota Municipal Income Portfolio Inc. and First American Minnesota Municipal Income Fund II, Inc. into the Registrant. This filing is one of four filings that are related to the integration of the First American Funds into the Nuveen Funds, each of which is being filed today or shortly thereafter. A summary of those filings is attached as Appendix A.

In addition, this filing includes proposals related to the change of control of Nuveen Investments, Inc., the parent company of the current sub-adviser to the target funds in the mergers described in the Form N-14. These proposals are substantially identical to proposals that will be included in proxy statements on Schedule 14A and registration statements on Form N-14 being filed for all funds in the Nuveen complex commencing today. By separate correspondence, we have provided more detailed information regarding any variances among the change of control proposals contained in the proxy statements and registration statements set forth on Appendix A compared to the model language contained in the proxy statements for the Nuveen closed-end funds as filed by Skadden Arps, commencing today.

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.

May 16, 2014

Please contact the undersigned at (312) 609-7738 if you have questions or comments regarding the filing.

Very truly yours, /s/Michael J. Murphy

MM/kb

May 16, 2014

Appendix A

Filings Related to Adoption of First American Funds

Proxy Statement on Schedule 14A

American Income Fund, Inc. (MRF), CIK: 0000838131, 811-05642

Target Filing Date: 5/19/14

Registration Statements on Form N-14

1. Registrant: Nuveen Investment Quality Municipal Fund, Inc. (NQM), CIK: 0000862716, 811-06091

Target Filing Date: 5/19/14.

2. Diversified Real Asset Income Fund (newly formed shell fund), CIK: 0001598085, 811-22936

Target Filing Date: 5/16/14

3. Nuveen Minnesota Municipal Income Fund (newly formed shell fund), CIK: 0001607997, 811-22967

Target Filing Date: 5/16/14